NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1 - NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS

BioCurex, Inc. (the “Company”) was incorporated on December 8, 1997, under the laws of the State of Texas. During the first quarter of 2001, the Company ceased its business activities relating to the acquisition and sale of thoroughbred racehorses when a change of majority control occurred. On February 21, 2001, the Company acquired intellectual properties and patents relating to cancer diagnostics and therapeutics. The Company is now in the business of developing, producing, marketing and licensing products based on patented and proprietary technology in the area of cancer diagnostics. The Company is considered a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. On October 31, 2008, the Company incorporated BioCurex China Co., Ltd. (“Biocurex China”), a wholly-owned subsidiary in China.  On December 8, 2009, the Company incorporated OncoPet Diagnostics Inc., a wholly-owned subsidiary under the laws of the State of Colorado.

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company does not have sufficient cash nor does it have an established source of revenue to cover its ongoing costs of operations for the next twelve months. Management plans to obtain additional funds through the sale of its securities. However there is no assurance of additional funding being available. As at December 31, 2011, the Company has a working capital deficit of $(1,447,425) and accumulated losses of $26,392,348 since the inception of the development stage. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.